SEGMENT REPORTING - Revenues earned from external customers for each group of similar products and services (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
Revenues earned from external customers for each group of similar products and services
Revenues (**)	₫ 15,196,102	$ 626,385,078	₫ 9,913,126	[1]	₫ 27,903,869	[2]	$ 1,169,189,181	[2]	₫ 14,965,591	[2]	₫ 16,028,182	[2]
Spare parts and components
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers	641,937	26,460,717	372,338	[1]	882,146		36,962,457		2,072,628		538,216
Automobiles | Sales of ICE vehicles and merchandise
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers	64,176	2,645,342	61,532
Automobiles | Sales of e-cars
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers	12,941,127	533,434,749	8,288,758		22,770,223		954,086,256		3,582,632		5,402
Automobiles | Sales of e-buses
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers			297,528		628,115		26,318,403		847,128		480,102
E-scooter | Sales of e-scooters
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers	507,600	20,923,331	403,913		1,942,249		81,381,436		1,385,479		678,936
Spare parts and aftermarket services | Spare parts and components
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers	641,937	26,460,717	372,338		882,146		36,962,457		2,072,628		538,216
Spare parts and aftermarket services | Sale of smartphones
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers											1,031,571
Spare parts and aftermarket services | Aftermarket services
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers	123,244	5,080,132	79,141		187,141		7,841,322		140,689		96,577
All other
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers					₫ 1,273,598		$ 53,364,535		₫ 248,568		₫ 89,400
All other | Leasing activities and other
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers	₫ 918,018	$ 37,840,808	₫ 409,916

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.